Financial Instruments (Foreign Exchange Risk and Its Effect on Income Statement) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Contract | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gains/(losses) recognized in income	$ 9.5	$ 8.0	$ (1.8)